Segment Information - Summary of Products and Services (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating Revenes From External Customers For Each Service [line Items]
Operating revenues from external customers	₩ 17,945,162	₩ 17,028,171	₩ 16,178,836
Banking service
Operating Revenes From External Customers For Each Service [line Items]
Operating revenues from external customers	11,057,286	10,084,160	10,115,516
Securities service
Operating Revenes From External Customers For Each Service [line Items]
Operating revenues from external customers	2,201,966	1,772,379	1,667,041
Non-life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating revenues from external customers	1,244,693	1,447,658	1,120,156
Credit card service
Operating Revenes From External Customers For Each Service [line Items]
Operating revenues from external customers	1,910,627	2,107,801	2,026,032
Life insurance service
Operating Revenes From External Customers For Each Service [line Items]
Operating revenues from external customers	342,687	366,433	191,097
Others
Operating Revenes From External Customers For Each Service [line Items]
Operating revenues from external customers	₩ 1,187,903	₩ 1,249,740	₩ 1,058,994